Segmental reporting, Reconcilliation to Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Reconciliation to Adjusted EBITDA
Profit before tax	$ 131,547	[1],[2]	$ 149,848	[2],[3]	$ 34,112
Finance costs	96,824	[1]	98,357	[3]	350,366
Finance income	(979)	[1]	(1,009)	[3]	(7,654)
Share based compensation charge	31,463	[4],[5]	26,254	[4],[5]	64,284
Foreign exchange credit	2,901	[2]	2,584	[2]	37,292
Reportable Segments [Member] | Micro Focus Product Portfolio [Member]
Reconciliation to Adjusted EBITDA
Profit before tax	131,547	[5]	149,848	[5]	34,112
Finance costs	96,824	[5]	98,357	[5]	350,366
Finance income	(979)	[5]	(1,009)	[5]	(7,654)
Depreciation of property, plant and equipment	9,704	[5]	9,736	[5]	88,611
Amortization of intangible assets	206,751	[5]	187,337	[5]	903,008
Exceptional items (reported in Operating profit)	97,258	[5]	27,853	[5]	538,156
Share based compensation charge	31,463	[5]	26,254	[5]	64,284
Product development, intangible costs capitalized	(27,664)	[5]	(30,877)	[5]	(44,350)
Foreign exchange credit	(2,901)	[5]	(2,584)	[5]	(37,292)
Adjusted EBITDA	$ 542,003	[5]	$ 464,915	[5]	$ 1,889,241

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[4]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[5]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).